Schedule of Debt (Details) (USD $)	12 Months Ended
Jan. 31, 2013
Long-term Debt Schedule Of Debt 1	$ 5,089
Long-term Debt Schedule Of Debt 2	5,594
Long-term Debt Schedule Of Debt 3	6,149
Long-term Debt Schedule Of Debt 4	562
Long-term Debt Schedule Of Debt 5	0
Long-term Debt Schedule Of Debt 6	17,394
Long-term Debt Schedule Of Debt 7	(5,089)
Long-term Debt Schedule Of Debt 8	$ 12,305